PROPERTY AND EQUIPMENT, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expense of discontinued Operations		¥ 0	¥ 42	¥ 219
Depreciation expense of Continuing Operations	$ 4,599	¥ 32,017	¥ 31,027	¥ 13,181